Significant Accounting Policies - Schedule of U.S. Dollar Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of U.S. Dollar Exchange Rates [Abstract]
1 U.S. $ =	3.19	3.647	3.627
(Decrease) increase during the year	(12.53%)	0.55%	3.07%